Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Transactions With Related Parties

Transactions with related parties during the year and balances outstanding at the year-end:

	Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2018 £m	2017 £m
Ultimate parent	(72)	(60)	(81)	217	321	188	2,491	4,398	(3,594)	(5,079)
Immediate parent	(3)	(3)	(3)	275	207	139	—	8	(10,392)	(7,374)
Fellow subsidiaries	(86)	(76)	(271)	178	491	653	57	102	(689)	(981)
Associates & joint ventures	(28)	(20)	(27)	—	—	1	1,986	1,175	(718)	(33)

	(189)	(159)	(382)	670	1,019	981	4,534	5,683	(15,393)	(13,467)